Stock-based compensation - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	6,796,039	7,557,574	5,986,234
Weighted average remaining contractual life of outstanding share options (years)	5 years 6 months 21 days	5 years 6 months 14 days
Weighted average exercise price, options outstanding (in USD per share)	$ 24.48	$ 13.96	$ 4.40
Number of share options exercisable (in shares) | shares	1,523,685	1,651,692
Weighted average remaining contractual life of share options exercisable (years)	5 years 1 month 17 days	3 years 11 months 1 day
Weighted average exercisable price, options expired (in USD per share)	$ 17.40	$ 4.00
Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,551,131	975,676
Weighted average remaining contractual life of outstanding share options (years)	4 years 6 months 3 days	2 years 10 months 13 days
Weighted average exercise price, options outstanding (in USD per share)	$ 3.95	$ 2.54
Number of share options exercisable (in shares) | shares	419,063	846,113
Weighted average remaining contractual life of share options exercisable (years)	3 years 11 months 8 days	2 years 8 months 19 days
Weighted average exercisable price, options expired (in USD per share)	$ 3.09	$ 2.43
Exercise price range one | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	0.30	0.26
Exercise price range one | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 4.86	$ 4.36
Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,334,262	1,879,975
Weighted average remaining contractual life of outstanding share options (years)	5 years 4 months 6 days	4 years 11 months 23 days
Weighted average exercise price, options outstanding (in USD per share)	$ 14.22	$ 4.72
Number of share options exercisable (in shares) | shares	472,154	483,930
Weighted average remaining contractual life of share options exercisable (years)	5 years 4 months 9 days	4 years 10 months 24 days
Weighted average exercisable price, options expired (in USD per share)	$ 14.77	$ 4.72
Exercise price range two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	4.87	4.37
Exercise price range two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 24.52	$ 4.86
Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,424,350	1,328,382
Weighted average remaining contractual life of outstanding share options (years)	5 years 11 months 1 day	5 years 6 months 29 days
Weighted average exercise price, options outstanding (in USD per share)	$ 25.82	$ 6.85
Number of share options exercisable (in shares) | shares	308,005	321,649
Weighted average remaining contractual life of share options exercisable (years)	5 years 9 months 29 days	5 years 7 months 6 days
Weighted average exercisable price, options expired (in USD per share)	$ 25.53	$ 7.05
Exercise price range three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	24.53	4.87
Exercise price range three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 26.73	$ 16.45
Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,308,231	1,261,995
Weighted average remaining contractual life of outstanding share options (years)	5 years 11 months 12 days	6 years 4 months 28 days
Weighted average exercise price, options outstanding (in USD per share)	$ 29.54	$ 21.96
Number of share options exercisable (in shares) | shares	179,099	0
Weighted average remaining contractual life of share options exercisable (years)	5 years 10 months 13 days	0 years
Weighted average exercisable price, options expired (in USD per share)	$ 28.73	$ 0
Exercise price range four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	26.74	16.46
Exercise price range four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 33.52	$ 23.73
Exercise price range five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,178,065	2,111,546
Weighted average remaining contractual life of outstanding share options (years)	6 years 3 months 18 days	6 years 8 months 15 days
Weighted average exercise price, options outstanding (in USD per share)	$ 55.88	$ 27.17
Number of share options exercisable (in shares) | shares	145,364	0
Weighted average remaining contractual life of share options exercisable (years)	5 years 5 months 19 days	0 years
Weighted average exercisable price, options expired (in USD per share)	$ 35.96	$ 0
Exercise price range five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	33.53	23.74
Exercise price range five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 72.94	$ 30.71